CONTINGENCIES AND COMMITMENTS	12 Months Ended
Mar. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
CONTINGENCIES AND COMMITMENTS	CONTINGENCIES AND COMMITMENTS
Contingencies
In the normal course of operations, the Company is party to a number of lawsuits, claims and contingencies. Although it is possible that liabilities may be incurred in instances for which no accruals have been made, the Company does not believe that the ultimate outcome of these matters will have a material impact on its consolidated financial position.

The Company is subject to audits from various government and regulatory agencies on an ongoing basis. As a result, from time to time, authorities may disagree with positions and conclusions taken by the Company in its filings.

During fiscal 2015, the Company received tax notices of reassessment from the Canada Revenue Agency (CRA) in connection with the Company’s characterization of amounts received under the Strategic Aerospace and Defence Initiative (SADI) program during its 2012 and 2013 taxation years. Under the SADI program, the Company received funding from the Government of Canada for its eligible spending in R&D projects, in the form of an unconditionally repayable interest-bearing loan, which the Company commenced repayment of the principal and interest in fiscal 2016 in accordance with the terms of the agreement. The CRA has taken the position that amounts received under the SADI program qualify as government assistance. The Company filed notices of objection against the CRA’s reassessments and subsequently filed a notice of appeal to the Tax Court of Canada.

On September 14, 2021, the Tax Court of Canada ruled in favour of the CRA’s contention and held that the amounts received under the SADI program qualified as government assistance. The Company subsequently filed an appeal to the Federal Court of Appeal against the Tax Court’s decision. Accordingly, the Company has not recognized the impacts of the CRA’s reassessments in its consolidated financial statements.

Although the Company believes that its position will ultimately prevail at the Federal Court of Appeal level, should the Company be unsuccessful, the impact of the reassessments would not result in a material adverse effect on the Company’s overall income tax expense nor income tax payable, but would, however, affect the timing of payment of such tax.
Commitments
Contractual purchase commitments that are not recognized as liabilities are as follows:

	2022	2021
Less than 1 year	$290.9	$195.9
Between 1 and 5 years	210.0	92.8
Later than 5 years	3.6	—
Total contractual purchase commitments	$504.5	$288.7